Debt Aggregate Principal Payments On Debt Outstanding (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 0
2026	0
2027	1,000
2028	0
2029	850
Thereafter	5,100
Total	$ 6,950